10. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Details
Exploration and evaluation asset costs included in accounts payable and accrued liabilities	$ 467,261	$ 328,850	$ 20,161
Exploration and evaluation asset costs included in Due to Related Parties	75,741	126,750	19,447
Advance for exploration and evaluation costs included in prepaid expenses	243,000	50,000
Share capital related to the issue of common shares	136,000	39,600
Share capital related to the issue of common shares pursuant to the acquisition of exploration and evaluation assets	21,600
Share issue costs related to the issue of finder's warrants	91,410	$ 26,107
Finder's warrants to share capital	$ 2,645
Marketable securities related to the shares received			12,000
Proceeds from sale of marketable securities			$ 216,232